AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 31, 2007.

SECURITIES ACT FILE NO. 333-135936

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    ☒

PRE-EFFECTIVE AMENDMENT NO.    ☐

POST-EFFECTIVE AMENDMENT NO. 2

LEGG MASON PARTNERS INVESTORS VALUE FUND, INC.

(formerly Salomon Brothers Investors Value Fund Inc)

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

125 BROAD STREET, NEW YORK, NY 10004

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

1-800-451-2010

(REGISTRANT’S AREA CODE AND TELEPHONE NUMBER)

R. JAY GERKEN

LEGG MASON & CO., LLC

399 PARK AVENUE, 4TH FLOOR

NEW YORK, NY 10022

(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:

DIANNE E. O’DONNELL, ESQ.	ROBERT I. FRENKEL, ESQ.
WILLKIE FARR & GALLAGHER LLP	LEGG MASON & CO., LLC
787 SEVENTH AVENUE	300 FIRST STAMFORD PLACE
NEW YORK, NY 10019	STAMFORD, CT 06902

TITLE OF SECURITIES BEING REGISTERED:

Class A, Class B, Class C, Class O and Class Y shares of the Registrant

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

Part A-Proxy Statement/Prospectus and Part B-Statement of Additional Information are incorporated by reference to the Registrant’s filing pursuant to Rule 497 under the Securities Act of 1933, as amended, filed on September 13, 2006.

PART C

OTHER INFORMATION

ITEM 15.	INDEMNIFICATION

Reference is made to Article Seven of Registrant’s Articles of Incorporation, and Section 4 of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.) (“CGMI”), paragraph 7 of the Amendment to the CGMI Distribution Agreement and paragraph 10 of the Distribution Agreement between Registrant and Legg Mason Investor Services, LLC.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the ‘Securities Act’) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16.	EXHIBITS

1(a) Registrant’s Articles of Incorporation, as amended, are incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A.

1(b) Registrant’s Articles of Incorporation, as amended, on April 24, 1989, are incorporated by reference to Exhibit 1(b) of Post- Effective Amendment No. 50 to the Registration Statement on Form N-1A.

1(c) Registrant’s Articles of Incorporation, as amended on April 30, 1990, are incorporated by reference to Exhibit 1(c) of Post- Effective Amendment No. 52 to the Registration Statement on Form N-1A.

1(d) Form of Amended and Restated Articles of Incorporation of Registrant are incorporated by reference to Exhibit 1(d) of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A.

1(e) Articles of Amendment of Registrant, dated November 20, 2006, are incorporated by reference to Exhibit a(5) of Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A filed on November 30, 2006.

2(a) Registrant’s By-Laws, as amended, are incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A.

2(b) Registrant’s By-Laws, as amended as of May 1, 1994, are incorporated by reference to Exhibit 2(a) of Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A.

3 Not Applicable.

4 Form of Agreement and Plan of Reorganization is included in Part A of the Registration Statement in Form N-14 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

5 Not Applicable.

6(a) Management Agreement between Registrant and Salomon Brothers Asset Management Inc, dated December 1, 2005 (filed as exhibit d(1) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A and incorporated herein by reference).

6(b) Management Agreement between Registrant and Legg Mason Partners Advisor, LLC, dated August 1, 2006 (filed as exhibit d(2) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A and incorporated herein by reference).

6(c) Sub-Advisory Agreement between Registrant and ClearBridge Advisors, LLC, dated August 1, 2006 (filed as exhibit d(3) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A and incorporated herein by reference).

7(a) Form of Distribution Agreement between Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.) is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A.

7(b) Amendment to Distribution Agreement between Registrant and Citigroup Global Markets Inc., dated June 1, 2001, as amended on December 1, 2005 (filed as exhibit e(2) to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A and incorporated herein by reference).

7(c) Distribution Agreement between Registrant and Legg Mason Investor Services, LLC, dated December 1, 2005 (filed as exhibit e(3) to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A and incorporated herein by reference.

8 Not Applicable.

9 Custodian Services Agreement with State Street Bank and Trust Company dated January 1, 2006. (filed as exhibit g to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A and incorporated herein by reference).

10(a) Amended Services and Distribution Plan for Registrant dated as of December 1, 2005. (filed as exhibit m to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A and incorporated herein by reference).

10(b) Form of Multiclass Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 for the Salomon Brothers Investors Fund Inc (filed as Exhibit n to Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A is incorporated herein by reference).

11 Opinion and Consent of Venable LLP as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

12 Final opinion of Dechert LLP supporting tax matters and consequences to shareholders of Legg Mason Partners Large Cap Value Fund discussed in the Proxy Statement/Prospectus is filed herewith.

13 Not Applicable.

14(a) Consent of Independent Registered Public Accounting Firm is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

14(b) Consent of Independent Registered Public Accounting Firm is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

15 Not Applicable.

16 Powers of Attorney are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(a) Forms of Proxy Card are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(b) Annual Report of the Registrant for the year ended December 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(c) Statement of Additional Information for Registrant dated May 1, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(d) Prospectus and Statement of Additional Information of Legg Mason Partners Large Cap Value Fund dated May 1, 2006 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(e) Annual Report of Legg Mason Partners Large Cap Value Fund for the year ended December 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(f) Code of Ethics of Citigroup Asset Management—North America and Certain Registered Investment Companies (filed as exhibit p(1) to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A and incorporated herein by reference).

17(g) Code of Ethics of Legg Mason Investor Services, LLC (filed as exhibit p(2) to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A and incorporated herein by reference).

17(h) Transfer Agency and Services Agreement with PFPC Inc. dated January 1, 2006 (filed as exhibit h(1) to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A and incorporated herein by reference).

17(i) License Agreement between Registrant and Citigroup Inc., dated December 1, 2005 (filed as exhibit h(2) to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A and incorporated herein by reference).

17(j) Letter Agreement re: initial capital is incorporated by reference to Exhibit 13 of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A.

ITEM 17.	UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The registrant hereby undertakes to file, by post-effective amendment, the final opinion of Dechert LLP supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 31st day of May, 2007.

LEGG MASON PARTNERS INVESTORS VALUE FUND, INC.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chairman, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ R. Jay Gerken	Chairman, Chief Executive Officer,	May 31, 2007
R. Jay Gerken	President and Director
(Principal Executive Officer)

/s/ Frances M. Guggino	Treasurer and Chief Financial Officer	May 31, 2007
Frances M. Guggino	(Principal Financial and
Accounting Officer)

/s/ Andrew L. Breech*	Director	May 31, 2007
Andrew L. Breech

/s/ Carol L. Colman*	Director	May 31, 2007
Carol L. Colman

/s/ William Dill*	Director	May 31, 2007
William Dill

/s/ William R. Hutchinson*	Director	May 31, 2007
William R. Hutchinson

/s/ Thomas F. Schlafly*	Director	May 31, 2007
Thomas F. Schlafly

*By:	/s/ R. Jay Gerken
R. Jay Gerken, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Exhibits
12	Final opinion of Dechert LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Large Cap Value Fund